Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2009	$ 37	$ 23,762	$ (18,156)	$ 5,643
Balance, shares at Dec. 31, 2009	37,185,078
Common stock issuance ESPP plan		150		150
Common stock issuance ESPP plan, shares	122,179
Transaction fees and expenses		(47)		(47)
Stock compensation expense - warrants		204		204
Issuance of stock for stock options		68		68
Issuance of stock for stock options, shares	102,166
Issuance of stock for warrants		9		9
Issuance of stock for warrants, shares	15,000
Stock compensation expense - options		411		411
Net loss			(3,303)	(3,303)
Balance at Dec. 31, 2010	37	24,557	(21,459)	3,135
Balance, shares at Dec. 31, 2010	37,424,423
Common stock issuance ESPP plan		153		153
Common stock issuance ESPP plan, shares	122,401
Transaction fees and expenses		(41)		(41)
Stock compensation expense - warrants		83		83
Stock compensation expense - restricted stock		90		90
Issuance of stock for stock options		367		367
Issuance of stock for stock options, shares	382,500
Issuance of stock for warrants	4	(4)
Issuance of stock for warrants, shares	3,365,209
Issuance of restricted shares, shares	120,000
Issuance of common stock for cash, net	2	3,000		3,002
Issuance of common stock for cash, net, shares	2,001,667
Stock compensation expense - options		285		285
Net loss			(1,177)	(1,177)
Balance at Dec. 31, 2011	$ 43	$ 28,490	$ (22,636)	$ 5,897
Balance, shares at Dec. 31, 2011	43,416,200